PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Provisions
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2019	2018
Balance, beginning of the year		$327.6	$292.8
Revision of estimated cash flows and discount rates:
Capitalized in Property, plant and equipment	13	21.5	30.1
Changes in asset retirement obligations at closed sites	32	21.0	7.3
Accretion expense	33	0.7	1.2
Disbursements		(2.4)	(4.0)
Other		—	0.2
Balance, end of the year		368.4	327.6
Less current portion		(4.8)	(7.8)
Non-current portion		$363.6	$319.8

	Notes	December 31, 2019	December 31, 2018
Asset retirement obligations		$368.4	$327.6
Yatela loss provision[1]	12	—	13.2
Other		11.0	9.6
		$379.4	$350.4
Current portion of provisions		$4.8	$9.0
Non-current provisions		374.6	341.4
		$379.4	$350.4

1 During the year ended December 31, 2019, the Company spent $nil (December 31, 2018 - $0.9 million) to fund the Yatela closure plan. This was recognized as a reduction of the provision for Yatela as a result of the Company equity accounting for the investment. As at December 31, 2019, the Yatela disposal group met the criteria to be classified as held for sale.

Disclosure of Asset Retirement Obligations
As at December 31, 2019, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	C$[1]	$[1]
2020	$2.8	$2.7
2021	20.1	2.8
2022	24.2	—
2023	5.9	—
2024	4.2	—
2025 onwards	144.1	184.3
	$201.3	$189.8

1	Disbursements in US$ relate to the Essakane and Rosebel mines, and C$ disbursements relate to the Doyon mine and other Canadian sites.
As at December 31, 2019, estimated undiscounted amounts of cash flows required to settle the obligations, expected timing of payments and the average real discount rates assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (C$)	Undiscounted Amounts Required ($)	Expected Timing of Payments	Average Real Discount Rates
Rosebel mine	$—	$108.3	2020-2063	0.4%
Essakane mine	—	81.5	2020-2073	0.2%
Doyon mine	174.5	—	2020-2050	—%
Other Canadian sites	26.8	—	2020-2119	—%
	$201.3	$189.8